Note 5 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components, spare parts	€ 3,909	€ 4,683
Work-in-progress	729	809
Finished goods – own manufactured products	1,167	2,214
Finished goods – distribution products	1,656	1,128
Total gross inventories	7,461	8,834
Less: allowance for slow-moving inventory and net realizable value	(722)	(804)
Total	€ 6,739	€ 8,030